COMMITMENTS AND CONTINGENT LIABILITIES	6 Months Ended
Jun. 30, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 9 - COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

1)	The Company is a party to two lease agreements for its facilities, which expire in March 2014 and December 2014. The Company has the option, under both agreements, to extend the agreements for two additional two year periods, for a total of four years each.

Rent expense included in the Consolidated Statements of Operations totaled approximately $167 for the six month period ended June 30, 2012, and $119 thousand, $131 thousand and $126 thousand for the years ended December 31, 2011, 2010 and 2009, respectively.

As of June 30, 2012, the aggregate future minimum lease obligations for office rent under non-cancelable operating lease agreements were as follows:

($ in thousands)
Year Ended June 30:
2013	$345
2014	320
2015	122
$787

2)	The Company leases its motor vehicles under non-cancelable operating lease agreements.

As of June 30, 2012, the aggregate future minimum lease obligations for motor vehicles under non-cancelable operating lease agreements were as follows:

($ in thousands)
Year Ended June 30:
2013	$58
2014	46
2015	22
$126

b.	License Agreement:

In March 2010, the Company entered into a new license agreement to use MGuard Prime, a unique stent design developed by an American company owned by a former director of InspireMD Ltd. According to the agreement, the licensor is entitled to receive 7% royalties for sales outside the U.S. and inside the U.S. as follows: 7% royalties for the first $10 million of net sales and 10% royalties for net sales exceeding the first $10 million. Royalties accrued for these sales are included in "Accounts payable and accruals -Other." Royalties expenses for the six month period ended June 30, 2012 and the year ended December 31, 2011 amounted to $136 thousand and $39 thousand, respectively.

c.	Liens and pledges

1)	The Company's obligations under the 2012 Convertible Debentures (Note 6) are secured by a first priority perfected security interest in all of the assets and properties of the Company and InspireMD Ltd., including the stock of InspireMD Ltd. and InspireMD GmbH.

2)	As of June 30, 2012, the Company had fixed liens amounting to $37 thousand to Bank Mizrahi in connection with the Company's credit cards.

d.	Litigation:

The Company is a party to various claims arising in the ordinary course of its operations in the aggregate amount of $10 thousand. The Company has not recorded an expense provision related to damages in connection with these matters because management, after considering the views of its legal counsel as well as other factors, is of the opinion that a loss to the Company is neither probable nor in an amount or range of loss that is estimable.

In February 2011, representatives of a third party indicated that they intended to seek damages from the Company in connection with certain finders' fees that they claim are owed to them. The claimants' demand was for approximately $1 million. The claimants' most recent settlement demand, conveyed in April 2011, was for a total of $250 thousand in cash and 250,000 shares of the Company common stock. To date, no lawsuit has been filed and the Company has not accrued a provision in connection with this matter because the Company's management, after considering the views of its legal counsel as well as other factors, is of the opinion that a loss to the Company is neither probable nor in an amount or range of loss that is estimable.

In November 2010, a former senior employee submitted a claim against the Company in the total amount of $430 thousand and options to purchase 2,029,025 shares of the Company's common stock at an exercise price of $0.001 per share in the Magistrate's Court in Tel Aviv, claiming unpaid back wages and commissions. The fair value of those options was valued using the Black-Scholes valuation model at $2.5 million as of the period he claimed to be entitled to the options. In June 2012, the parties reached a settlement agreement for a payment of $88 thousand by the Company to the plaintiff and following the a mutual petition filed by the parties , on July 6, 2012 the Labor Court dismissed the claim. As of June 30, 2012, a provision of $88 thousand was included in the Company's Consolidated Financial Statements.

In November 2010, an alleged founder and former legal advisor of the Company submitted a claim against the Company for options to purchase 496,056 shares of the Company's common stock at an exercise price of $0.001 per share in the Magistrate's Court in Tel Aviv. The fair value of those options was estimated using the Black-Scholes valuation model at $134 thousand as of the grant date. It was during 2005 and 2006 that the Company first became aware of the events that gave rise to this litigation. Also, during this time, the Company had discussions with the plaintiffs on an informal basis. The Company's management, after considering the views of its legal counsel as well as other factors, recorded a share-based compensation expense of $134 thousand in 2006, in respect of services allegedly provided in 2005 and 2006.

In November 2010, a former legal advisor of the Company submitted in the Magistrate's Court in Tel Aviv a claim against the Company in the total amount of $53 thousand due to an alleged breach of employment promise. It was during 2005 and 2006 that the Company first became aware of the events that gave rise to this litigation. Also during this time, the Company had discussions with the plaintiff on an informal basis. The Company's management, after considering the views of its legal counsel as well as other factors, recorded a provision of $53 thousand in 2006.

With respect to the two claims against the Company submitted by an alleged founder and former legal advisor of the Company in November 2010, described above, following a mediation held in January 2012, the parties reached the following settlement agreement: (i) the plaintiff shall be the owner of options to purchase 194,786 shares of common stock of the Company and withdraw their claim for the remaining 301,272 options; and (ii) the Company would withdraw its counterclaim against the plaintiff. In January 2012, the District Court in Tel Aviv approved the settlement and a corresponding judgment was given by the court. Following the settlement agreement, as of December 31, 2011, the provision in the amount of $53 thousand was reversed.

In February 2011, a service provider submitted a claim against the Company in the amount of $327 thousand in the Magistrate's Court in Tel Aviv, claiming a future success fee and commission for assistance in finding the Company's distributor in Brazil. The Company's management, after considering the views of its legal counsel as well as other factors, recorded a provision of $327 thousand in the financial statements in the first quarter of 2011. The related expense has been recorded to "General and administrative" within the Consolidated Statements of Operations. On October 5, 2011, the Company filed a counter claim against the plaintiff in the amount of $29 thousand.

In August 2011, a former senior employee submitted to the Regional Labor Court in Tel Aviv a claim against the Company for (i) compensation of $118 thousand and (ii) a declaratory ruling that he is entitled to exercise 486,966 options to purchase shares of the Company's common stock at an exercise price of $0.001 per share. After consulting with its legal advisor, the Company is unable to assess the probable outcome of this claim.

In November 2011, a previous service provider of InspireMD Ltd. submitted to the Magistrate Court in Tel Aviv a claim against the Company, InspireMD Ltd. and the Company's President and the Company's CEO for a declaratory ruling that it is entitled to convert options to purchase 13,650 of InspireMD Ltd.'s ordinary shares at an exercise price of $3.67 per share into options to purchase 110,785 shares of the Company's common stock at an exercise price of $0.45 per share, and to convert options to purchase 4,816 of InspireMD Ltd.'s ordinary shares at an exercise price of $10 per share into options to purchase 39,087 shares of the Company's common stock at an exercise price of $1.23 per share. On July 30, 2012, the parties held a mediation which resulted in a settlement agreement according to which the Company paid $7 thousand plus value added taxes to the plaintiff and the plaintiff waived all of his claims to any options and agreed to the irrevocable dismissal of the above mentioned claim. On August 5, 2012, the court approved the settlement and dismissed the claim.

In December 2011, a statement of claim against the Company was submitted by an alleged finder of the Company, regarding 584,357 options to purchase the Company's shares. The Company filed its defense in this case on March 11, 2012. The Company and the plaintiff agreed to refer the case to mediation. A second hearing in this case was set for September 20, 2012. After consulting the views of its legal counsel as well as other factors, the Company is unable to assess the probable outcome of this claim.

In July 2012, a purported assignee of options in InspireMD Ltd. submitted a statement of claim against the Company, InspireMD Ltd., and the Company's CEO and former President for a declaratory and enforcement order that it is entitled to options to purchase 334,546 shares of the Company's common stock at an exercise price of $0.19 per share. The Company must file its defense to the abovementioned claim by September 30, 2012. After consulting the views of its legal counsel as well as other factors, the Company is unable to assess the probable outcome of this claim.